SCHEDULE OF DETAILS OF LEASE LIABILITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease Liability
Lease liabilities as of beginning of year
Lease additions from acquisitions	3,213,404
Lease payments	(550,295)
Interest expense on lease liabilities	68,285
IFRS 16 lease liabilities as of end of year	2,731,394
Current portion of lease liability (less than one year)	1,365,697
Long-term lease liability (one to five year)	$ 1,365,697